Equity - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
At the beginning of the year	$ (1,319,682)
Share-based compensation reserve	1,083	$ 1,143	$ 1,055
Remeasurement of defined benefit obligations net for income tax	27	(33)	4
At the end of the year	(1,332,210)	(1,319,682)
Other reserves
Equity
At the beginning of the year	(1,319,682)	(1,313,888)	(1,314,025)
Change in participations	(14,891)	(4,641)	12
Fair value adjustment on equity issuance	1,785
Share-based compensation reserve	1,083	1,143	1,055
Execution of share-based compensation reserve	(1,180)	(1,033)	(949)
Hedge reserve net of income tax	664	(1,249)
Remeasurement of defined benefit obligations net for income tax	11	(14)	19
At the end of the year	$ (1,332,210)	$ (1,319,682)	$ (1,313,888)